SCHEDULE OF DEPOSITS AND OTHER CURRENT ASSETS NET (Details) - USD ($)		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Impairment Effects on Earnings Per Share [Line Items]
Other current assets, net		$ 2,500,000
Less: allowance for expected credit loss		(16,109)	$ (20,322)	$ (49,573)
Deposits and Other Current Assets [Member]
Impairment Effects on Earnings Per Share [Line Items]
Deposit for acquisition of digital assets	[1]	2,993,619
Refund for acquisition of an advertisement company	[2]	552,205
Refund for marketing expenses	[3]	2,500,000
Deposits		51,547	51,623
Other current assets, net		84,101
Less: allowance for expected credit loss		(101)	(540)	$ (56)
Deposits and other current assets, net		$ 6,181,371	$ 51,083

[1]	On April 6, 2025, the Company entered into an agreement with a third party for an acquisition of digital assets. The Company paid $3,000,000 as a deposit.
[2]	On May 29, 2025, the Company entered into an agreement with a third party to acquire an advertising company and paid an initial deposit of $1,053,000 on June 25, 2025. On July 28, 2025, the parties mutually agreed to terminate the agreement and the third party agreed to provide a full refund of the deposit. As of September 30, 2025, $546,069 of the refund remained outstanding.
[3]	Please refer to (2) under Note 5 – Prepayment.